UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-21186
Williams Capital Management Trust
(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 461-6020
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
PORTFOLIO OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)

Principal
Amount		Value

MUNICIPAL SECURITIES# (11.9%):
$18,900,000	California Housing Finance Agency, Series J, 0.31%, 2/01/33†	$18,900,000
19,045,000	California Housing Finance Agency, Series U, 0.31%, 8/01/32†	19,045,000
7,820,000	Colorado Housing & Finance Authority, Series AA, 0.27%, 10/01/30†	7,820,000
9,500,000	Idaho Housing & Finance Association, Series C, Class 1, 0.30%, 7/01/38†	9,500,000
20,000,000	Michigan State Housing Development Authority, Series B, 0.32%, 6/01/38†	20,000,000
19,250,000	Michigan State Housing Development Authority, Series D, 0.29%, 6/01/30†	19,250,000
9,300,000	Utah Housing Corp., Series A-1, Class I, 0.30%, 1/01/34†	9,300,000
10,715,000	Utah Housing Corp., Series G-2, Class I, 0.30%, 1/01/34†	10,715,000

TOTAL MUNICIPAL SECURITIES (Cost $114,530,000)		114,530,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (58.2%):
	Federal Farm Credit Bank (3.1%):
9,545,000	0.401%, 5/05/11†	9,549,729
20,000,000	0.31%, 7/28/11†	19,998,524

		29,548,253

	Federal Home Loan Bank (16.8%):
4,095,000	4.625%, 2/18/11	4,103,265
7,000,000	0.43%, 2/22/11	7,000,654
7,650,000	1.625%, 3/16/11	7,662,323
5,500,000	0.201%, 5/02/11†	5,499,708
10,200,000	0.21%, 5/25/11†	10,201,041
5,200,000	0.161%, 7/11/11†	5,198,375
14,300,000	0.166%, 8/01/11†	14,296,034
15,000,000	0.18%, 8/26/11†	14,995,726
25,000,000	0.27%, 9/30/11†	25,000,000
23,760,000	0.40%, 11/18/11	23,759,813
20,000,000	0.29%, 12/16/11†	20,000,000
10,000,000	0.45%, 12/16/11	10,000,000
15,000,000	0.50%, 12/28/11	15,000,000

		162,716,939

	Federal Home Loan Bank, Discount Notes (4.1%):
10,000,000	0.20%, 4/29/11††	9,995,167
6,900,000	0.19%, 5/04/11††	6,896,650
13,187,000	0.20%, 5/06/11††	13,180,113
10,000,000	0.22%, 5/11/11††	9,993,950

		40,065,880

	Federal Home Loan Mortgage Corp. (4.4%):
20,480,000	0.196%, 5/04/11†	20,479,953
22,500,000	0.216%, 8/05/11†	22,499,804

		42,979,757

	Federal Home Loan Mortgage Corp., Discount Notes (7.7%):
10,000,000	0.245%, 2/22/11††		9,998,527
10,000,000	0.26%, 2/22/11††		9,998,527
10,000,000	0.22%, 3/14/11††		9,997,494
12,251,000	0.20%, 4/27/11††		12,245,215
10,000,000	0.195%, 5/17/11††		9,994,313
10,000,000	0.19%, 6/21/11††		9,992,187
12,000,000	0.21%, 6/21/11††		11,990,624

			74,216,887

	Federal National Mortgage Association (7.8%):
20,000,000	1.375%, 4/28/11		20,053,960
5,850,000	3.64%, 7/14/11		5,937,409
15,000,000	0.16%, 7/27/11†		14,996,721
34,100,000	0.171%, 8/11/11†		34,091,252

			75,079,342

	Federal National Mortgage Association, Discount Notes (14.3%):
12,000,000	0.23%, 2/02/11††		11,999,923
20,000,000	0.205%, 2/23/11††		19,997,494
15,000,000	0.16%, 3/14/11††		14,997,267
12,390,000	0.20%, 4/13/11††		12,385,113
13,815,000	0.20%, 4/20/11††		13,808,936
15,000,000	0.205%, 4/20/11††		14,993,415
15,000,000	0.20%, 5/02/11††		14,992,500
12,000,000	0.19%, 6/03/11††		11,992,088
10,000,000	0.20%, 6/03/11††		9,993,407
12,813,000	0.225%, 6/29/11††		12,801,148

			137,961,291

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $562,568,349)			562,568,349

REPURCHASE AGREEMENTS (29.9%):
90,000,000	Barclays Capital, Inc. Tri-Party Repurchase Agreement, 0.21%, dated 1/31/11, due 2/01/11 in the amount of $90,000,525, collateralized by U.S. Government Treasury Security (U.S. Treasury Note, 4.625%, 2/15/17) with a value including accrued interest of $91,800,097		90,000,000
149,044,000	Merrill Lynch, Pierce, Fenner & Smith, Inc. Tri-Party Repurchase Agreement, 0.21%, dated 1/31/11, due 2/01/11 in the amount of $149,044,869, collateralized by U.S. Government Treasury Securities (U.S. Treasury Bill, Zero coupon, 5/05/11; U.S. Treasury Note, 5.00%, 8/15/11) with a value including accrued interest of $152,024,932		149,044,000
50,000,000	HSBC Securities, Inc. Tri-Party Repurchase Agreement, 0.20%, dated 1/31/11, due 2/01/11 in the amount of $50,000,278, collateralized by U.S. Government Treasury Securities (U.S. Treasury Bond, 4.50%, 5/15/38; U.S. Treasury Note, 4.875%, 2/15/12) with a value including accrued interest of $51,006,510		50,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $289,044,000)			289,044,000

OTHER SHORT-TERM INVESTMENT (0.0%):
233	The Bank of New York Mellon Cash Sweep		233

TOTAL OTHER SHORT-TERM INVESTMENT (Cost $233)			233

TOTAL INVESTMENTS (Cost $966,142,582)(a)		100.0%	966,142,582
Other assets in excess of liabilities		0.0%	126,498

NET ASSETS	100.0%	$966,269,080

Percentages indicated are based on net assets of $966,269,080.

#	The only type of Variable Rate Demand Obligations (VRDOs) the Fund purchases are subject to optional or mandatory tender for purchase by the remarketing agent and have credit and liquidity support pursuant to a standby irrevocable temporary credit and liquidity facility offered 50% each by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. These VRDOs subject to optional or mandatory tender for purchase and not remarketed by the remarketing agent will be purchased, subject to certain conditions precedent, by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation pursuant to a standby irrevocable temporary credit and liquidity facility relating to these VRDOs.

†	Variable rate security. The rate presented is the rate in effect at January 31, 2011.

††	The rate presented is the effective yield at purchase.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2011 in the valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3

Investments in Securities
Municipal Securities	$—	$114,530,000	$—
U.S. Government Agency Obligations	—	562,568,349	—
Repurchase Agreements	—	289,044,000	—
Other Short-Term Investment	233	—	—

Total	$233	$966,142,349	$—

WILLIAMS CAPITAL GOVERNMENT MONEY MARKET FUND
NOTES TO PORTFOLIO OF INVESTMENTS
JANUARY 31, 2011 (UNAUDITED)
     Securities of the Williams Capital Government Money Market Fund (the “Fund”) are valued on an amortized cost basis, which approximates current fair value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

ITEM 2.	CONTROLS AND PROCEDURES.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By	/s/ Dail St. Claire

Dail St. Claire, President

Date	March 25, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	March 25, 2011

By	/s/ Dail St. Claire

Dail St. Claire, President

Date	March 25, 2011

(Registrant)